Investment Securities (Investments Classified by Contractual Maturity Date) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities	$ 14,178	$ 15,135
Available-for-sale Securities, Amortized Cost Basis	13,997	15,167
Amortized cost of available-for-sale debt securities, Due in one year or less, Amount	431	644
Amortized cost of available-for-sale debt securities, Due after one year through five years, Amount	2,880	4,026
Available-for-sale Securities, Debt Maturities, after Five Through Ten Years, Amortized Cost Basis	2,369	1,678
Amortized cost of available-for-sale debt securities, Due after ten years, Amount	7,124	7,631
Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities	13,026	14,076
Available-for-sale debt securities, Due in one year or less, Amount	432	646
Available-for-sale debt securities, Due after one year through five years, Amount	2,921	4,050
Available-for-sale debt securities, Due after five years through ten years, Amount	2,417	1,694
Available-for-sale debt securities, Due after ten years, Amount	7,256	7,686
Available-for-sale Securities, Amortized Cost Basis	12,804	13,979
Available-for-sale debt securities, Yield	2.40%	2.60%
Available-for-sale debt securities, Due in one year or less, Yield	0.10%	1.70%
Available-for-sale debt securities, Due after one year through five years, Yield	2.00%	2.40%
Available-for-sale debt securities, Due after five years through ten years, Yield	2.60%	3.50%
Available-for-sale debt securities, Due after ten years, Yield	2.60%	2.60%
US Treasury and Government [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities	2,214	1,546
Available-for-sale debt securities, Due in one year or less, Amount	422	231
Available-for-sale debt securities, Due after one year through five years, Amount	682	1,202
Available-for-sale debt securities, Due after five years through ten years, Amount	1,110	113
Available-for-sale debt securities, Due after ten years, Amount	0	0
Available-for-sale Securities, Amortized Cost Basis	2,212	1,535
Available-for-sale debt securities, Yield	0.90%	0.90%
Available-for-sale debt securities, Due in one year or less, Yield	0.00%	0.00%
Available-for-sale debt securities, Due after one year through five years, Yield	0.70%	0.90%
Available-for-sale debt securities, Due after five years through ten years, Yield	1.40%	2.20%
Available-for-sale debt securities, Due after ten years, Yield	0.00%	0.00%
US States and Political Subdivisions Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities	0	1
Available-for-sale debt securities, Due in one year or less, Amount		0
Available-for-sale debt securities, Due after one year through five years, Amount		0
Available-for-sale debt securities, Due after five years through ten years, Amount		0
Available-for-sale debt securities, Due after ten years, Amount		1
Available-for-sale Securities, Amortized Cost Basis	0	1
Available-for-sale debt securities, Yield		5.40%
Available-for-sale debt securities, Due in one year or less, Yield		0.00%
Available-for-sale debt securities, Due after one year through five years, Yield		0.00%
Available-for-sale debt securities, Due after five years through ten years, Yield		0.00%
Available-for-sale debt securities, Due after ten years, Yield		5.40%
Foreign Government Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities	303	784
Available-for-sale debt securities, Due in one year or less, Amount	1	77
Available-for-sale debt securities, Due after one year through five years, Amount	136	506
Available-for-sale debt securities, Due after five years through ten years, Amount	166	201
Available-for-sale debt securities, Due after ten years, Amount	0	0
Available-for-sale Securities, Amortized Cost Basis	295	765
Available-for-sale debt securities, Yield	2.50%	4.40%
Available-for-sale debt securities, Due in one year or less, Yield	2.20%	7.70%
Available-for-sale debt securities, Due after one year through five years, Yield	1.80%	4.30%
Available-for-sale debt securities, Due after five years through ten years, Yield	3.00%	3.30%
Available-for-sale debt securities, Due after ten years, Yield	0.00%	0.00%
Residential Mortgage Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities	6,906	7,312
Available-for-sale debt securities, Due in one year or less, Amount	0	3
Available-for-sale debt securities, Due after one year through five years, Amount	0	2
Available-for-sale debt securities, Due after five years through ten years, Amount	35	189
Available-for-sale debt securities, Due after ten years, Amount	6,871	7,118
Available-for-sale Securities, Amortized Cost Basis	6,779	7,266
Available-for-sale debt securities, Yield	2.70%	2.50%
Available-for-sale debt securities, Due in one year or less, Yield	0.00%	4.80%
Available-for-sale debt securities, Due after one year through five years, Yield	0.00%	6.30%
Available-for-sale debt securities, Due after five years through ten years, Yield	4.30%	2.60%
Available-for-sale debt securities, Due after ten years, Yield	2.70%	2.50%
Asset-backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities	2,340	2,615
Available-for-sale debt securities, Due in one year or less, Amount	0	0
Available-for-sale debt securities, Due after one year through five years, Amount	1,543	1,599
Available-for-sale debt securities, Due after five years through ten years, Amount	510	574
Available-for-sale debt securities, Due after ten years, Amount	287	442
Available-for-sale Securities, Amortized Cost Basis	2,309	2,600
Available-for-sale debt securities, Yield	2.10%	2.10%
Available-for-sale debt securities, Due in one year or less, Yield	0.00%	0.00%
Available-for-sale debt securities, Due after one year through five years, Yield	2.00%	1.90%
Available-for-sale debt securities, Due after five years through ten years, Yield	1.70%	1.90%
Available-for-sale debt securities, Due after ten years, Yield	3.30%	3.20%
Corporate Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities	1,263	1,491
Available-for-sale debt securities, Due in one year or less, Amount	9	19
Available-for-sale debt securities, Due after one year through five years, Amount	560	741
Available-for-sale debt securities, Due after five years through ten years, Amount	596	606
Available-for-sale debt securities, Due after ten years, Amount	98	125
Available-for-sale Securities, Amortized Cost Basis	1,209	1,486
Available-for-sale debt securities, Yield	5.10%	4.90%
Available-for-sale debt securities, Due in one year or less, Yield	3.20%	4.90%
Available-for-sale debt securities, Due after one year through five years, Yield	4.00%	4.40%
Available-for-sale debt securities, Due after five years through ten years, Yield	6.00%	5.60%
Available-for-sale debt securities, Due after ten years, Yield	5.80%	4.70%
Other Debt Obligations [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities	0	327
Available-for-sale debt securities, Due in one year or less, Amount		316
Available-for-sale debt securities, Due after one year through five years, Amount		0
Available-for-sale debt securities, Due after five years through ten years, Amount		11
Available-for-sale debt securities, Due after ten years, Amount		0
Available-for-sale Securities, Amortized Cost Basis	$ 0	$ 326
Available-for-sale debt securities, Yield		1.40%
Available-for-sale debt securities, Due in one year or less, Yield		1.30%
Available-for-sale debt securities, Due after one year through five years, Yield		0.00%
Available-for-sale debt securities, Due after five years through ten years, Yield		4.60%
Available-for-sale debt securities, Due after ten years, Yield		0.00%